Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following as of December 31:

	2013	2012
Furniture, equipment, and software	$1,967	$1,952
Leasehold improvements	398	397
Total	2,365	2,349
Less accumulated depreciation	(1,365)	(1,544)
Net property and equipment	$1,000	$805